Derivative Instruments (Schedule Of Revenue Recognized On Mortgage Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments [Abstract]
Gain on loans sold	$ 9,603	$ 1,152
Gain (loss) from change in fair value of loans held-for-sale	1,341	373
Gain (loss) from change in fair value of derivatives	(490)	402
Gain (loss) recognized in income	$ 10,454	$ 1,927